S000011497 [Member] Expense Example - CAUSEWAY INTERNATIONAL VALUE FUND	Sep. 30, 2025 USD ($)
CAUSEWAY INTERNATIONAL VALUE FUND - INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	611
Expense Example, with Redemption, 10 Years	1,351
CAUSEWAY INTERNATIONAL VALUE FUND - INSTITUTIONAL CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	$ 1,060